Reconciliation to the Form 5500 (Details) - EBP-001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 30,323,861	$ 26,620,354
Deemed distributions of participant loans	(1,830)	(1,592)
Net assets available for benefits per the Form 5500	30,322,031	$ 26,618,762
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	3,703,507
Deemed Distributions activity	(238)
Net income per the Form 5500	$ 3,703,269